INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2013	2012
Original amounts:

Technology *)	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,405
Backlog	432	432

	50,823	50,807
Accumulated amortization:

Technology	18,321	13,344
Customer relationships	2,133	1,380
Marketing rights and patents	1,107	878
Backlog	432	432

	21,993	16,034

	$28,830	$34,773

*)	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1c).

b.	Amortization expenses amounted to $ 8,397, $ 10,118 and $ 10,808 for the years ended December 31, 2013, 2012 and 2011, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2014	$5,861
2015	5,816
2016	5,771
2017	5,674
2018	3,275
2019 and thereafter	2,433

$28,830